Other Provisions	12 Months Ended
Sep. 30, 2023
Provisions Other than Provisions for Employee Benefits [Abstract]
Other Provisions
22.
OTHER PROVISIONS

Current
	September 30, 2023	September 30, 2022
Warranties	916	1,043
Legal	10,136	15,187
Personnel obligations	14,459	10,501
Other	10,984	7,670
Total Current provisions	36,495	34,401

Non-current
	September 30, 2023	September 30, 2022
Warranties	1,253	1,214
Other	821	823
Total Non-Current provisions	2,074	2,037

The breakout of the provisions outlined in the table above are separately detailed below.

Provision for Warranties

The provision for warranties primarily relates to the accrual for expected sales returns of goods sold through the Europe segment, which have a limited right of return or exchange. Warranties are subject to the local regulations of the purchasing customer. In accordance with German law, there is a two-year limited legal warranty for sales made to end-customers. Legal warranties for sales made to business customers vary and are subject to terms per contractual agreement. Management recognizes provisions for warranties for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment.

Changes to provision for warranties were as follows:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	2,257	1,291	1,064	2,341
Provisions made during the year	39	1,974	1,076	243
Provisions used during the year	(43)	(1,162)	(878)	(1,229)
Provisions reversed during the year	—	—	—	(251)
Impact of foreign currency translation	(84)	154	29	(40)
At the end of the period/year	2,169	2,257	1,291	1,064

Provision for Legal

The provision for legal is accrual for estimated contingencies related to litigation with the Company’s counterparties. Management recognizes provisions for legal for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment (see Note 31 – Commitments and contingencies).

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	15,187	8,242	10,448	1,504
Provisions made during the year	682	7,842	454	9,123
Provisions used during the year	(3,858)	(82)	(566)	(172)
Provisions reversed during the year	(1,875)	(815)	(2,094)	(7)
At the end of the period/year	10,136	15,187	8,242	10,448

Provision for Personnel Obligations

The provisions for personnel obligations are accruals for expected employee benefit obligations. These employee benefit obligations include but are not limited to leave, and annual bonuses. Management recognizes provisions for personnel obligations for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment. The table below includes all employee benefit obligations except for those relating to the jubilee plan as disclosed in Note 18 – Provision for employee benefits.

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	10,501	6,770	4,677	5,659
Provisions made during the year	5,616	7,882	3,691	2,282
Provisions used during the year	(1,282)	(3,703)	(1,333)	(2,498)
Provisions reversed during the year	(105)	(917)	(377)	(693)
Impact of foreign currency translation	(271)	469	112	(73)
At the end of the period/year	14,459	10,501	6,770	4,677

Provision for Other

The provisions for other primarily consist of uncertain other liabilities such as asset retirement obligations from right-of-use assets and onerous contracts. In the Predecessor, the other provisions consist primarily of estimated reimbursements to shareholders according to partnership agreements. The provisions for recognizable risk and uncertain other liabilities are measured at the settlement amount required in accordance with reasonable commercial judgment.

Changes to provision for other liabilities were as follows:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	8,493	5,150	1,876	4,429
Provisions made during the year	10,930	8,685	3,763	1,484
Provisions used during the year	(7,194)	(5,285)	(34)	(3,968)
Provisions reversed during the year	(86)	(23)	(472)	(43)
Impact of foreign currency translation	(337)	(34)	17	(26)
At the end of the period/year	11,806	8,493	5,150	1,876